Employee benefits	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Employee benefits	Employee benefits
Defined benefit obligations

	Year ended December 31,
(in thousands of euro)	2021	2022	2023
Allowance for retirement defined benefit	2,544	2,184	2,064
Allowance for seniority awards	432	366	377
Total Defined benefit obligations	2,975	2,550	2,441
French law requires payment of a lump sum retirement indemnity to employees based on years of service, the rights guaranteed by the collective agreements and annual compensation at retirement. Benefits do not vest prior to retirement. The Company pays for this defined benefit plan. It is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final. As a reminder, in April 2021, the IFRIC ( or "IFRS Interpretations Committee") sent a proposal to the IAS Board (International Accounting Standards Board) to change the way in which the liabilities for certain defined benefit plans are calculated. The IAS Board endorsed this position in June 2021. The impacts of this change in valuation method are taken into account since 2021.
In addition, the impact of the 2023 pension reform (including the raising of the retirement age) has been recognized as a plan amendment within the meaning of IAS 19, recognized in the income statement and balance sheet with no material impact as of June 30, 2023.
On March 24, 2016, the Company entered into an internal labor agreement with the employees representatives whereby the Company is committed to paying a seniority award after 15 years and 20 years of employment. This award is paid on the anniversary date. A similar award existed for employees having a seniority of 10 years but was not booked due to its insignificant amount. As such, in 2016 the Company recorded a provision for seniority awards and a corresponding charge included in “Personnel costs other than share-based payments” (see Note 14) other than payments in shares. These awards meet the definition of other long-term benefits under IAS 19. This provision is determined by an external actuary firm based on the assumptions disclosed hereafter and amounts to €377 thousand as of December 31, 2023 (€366 thousand as of December 31, 2022).

The main actuarial assumptions used to evaluate retirement benefits are the following:

	Year ended December 31,
	2021	2022	2023
Economic assumptions
Discount rate (iBoxx Corporate AA) for retirement	0.95%	3.75%	3.20%
Annual rate of increase in wages	3.00%	4.00%	2.50%
Demographical assumptions
Type of retirement	At the initiative of the employee	At the initiative of the employee	At the initiative of the employee
Annual mobility rate	4.2%	4.3%	5.2%
Rate of contributions	48.39%	47.07%	48.01%
Rate of wages costs	24.18%	23.46%	24.32%
Age at retirement
Employees borned before 1st January 1968
- Executives	64 years	64 years	64 years
- Non executives	62 years	62 years	62 years
Employees borned after 1st January 1968
- Executives	64 years	64 years	65 years
- Non executives	62 years	62 years	64 years
Mortality table	TH-TF 00-02	TH-TF 00-02	TH-TF 00-02
Annual turnover by tranche of age	All personnel	All personnel	All personnel
16-24 years	12.0%	12.0%	15.0%
25-29 years	9.0%	10.0%	14.0%
30-34 years	7.0%	7.0%	10.0%
35-39 years	4.5%	5.0%	6.0%
40-44 years	3.0%	3.0%	4.0%

45-49 years	1.5%	1.5%	2.0%
+50 years	0%	0%	0%
Changes in the projected benefit obligation for the periods presented were as follows (in thousands of euro):

December 31, 2020	4,177
IAS19 Restatement related to the change in calculation method - IFRIC (1)	(1,054)
Service cost	484
Interest costs	(47)
Actuarial loss	(584)
As of December 31, 2021	2,976
Service cost	427
Interest costs	(62)
Actuarial gain	(790)
As of December 31, 2022	2,550
Service cost	312
Interest costs	(27)
Actuarial loss	(394)
As of December 31, 2023	2,441
(1) In its April 2021 Update, the IFRS IC published a final agenda decision clarifying how to calculate the obligation relating to certain defined benefit plans under which the retirement benefit is (i) contingent on the employee being employed by the entity at the time of retirement; (ii) capped at a specified number of years of service; and (iii) linked to the employee's length of service at the date of retirement. In that decision, the IFRS IC took the view that the obligation should be recognized only over the years of service preceding the date of retirement in respect of which the employee generates entitlement to the benefit. The application of this decision has led to a change in accounting method, the effects of which should be taken into account retrospectively in accordance with IAS 8. However, as the Company considers the impact of this change of method on defined benefit obligation and the income statement to be insignificant, these impacts have not been restated for years prior to January 1, 2021. The effects of this change of method are therefore taken into account retrospectively as of January 1, 2021 in respect of 2020's and prior years defined benefit obligation. The adjustment at that date corresponds to a reduction in the 2020 commitments in the amount of €1,054 thousand. This reversal has been offset against previous reserves and retained earnings.
There is no asset covering the defined benefit obligations.
An increase/decrease of +/- 25 basis point of the discount rate would result in a decrease/increase of the total benefit obligation of €62 thousand.
The amounts recognized as an expense linked to defined contributions plans amounted to €1,434 thousand, €1,432 thousand and €1,283 thousand in the years ended December 31, 2021, 2022 and 2023, respectively.